Additional information - condensed financial statements of the Company (Condensed statements of operations and comprehensive income) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Condensed statements of operations [Line Items]
Interest expense	¥ (8,616)	$ (1,253)	¥ (32,122)	¥ (81,085)
Net income	2,115,697	307,714	2,508,391	1,511,576
Other comprehensive income (loss) :
Unrealized gain (loss) of available-for-sale securities	0	0	(41,150)	134,768
Foreign currency translation adjustments, net of nil tax	434,080	63,134	(61,513)	(5,317)
Total comprehensive income	2,076,038	301,946	2,390,572	1,653,369
Parent [Member]
Condensed statements of operations [Line Items]
Share of profit of subsidiaries and VIEs	2,211,452	321,642	2,545,045	1,605,003
Interest expense	(2,445)	(357)	(32,122)	(81,085)
Net income	2,209,007	321,285	2,512,923	1,523,918
Other comprehensive income (loss) :
Unrealized gain (loss) of available-for-sale securities	0	0	(41,150)	134,768
Foreign currency translation adjustments, net of nil tax	434,080	63,134	(61,513)	(5,317)
Total comprehensive income	¥ 2,643,087	$ 384,419	¥ 2,410,260	¥ 1,653,369